Expense Example - Retail Class - Transamerica International Equity	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	670	935	1,219	2,027	299	615	1,057	2,285	88	274	477	1,061	79	246	428	954